Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Summary Of The Plan's Financial Instruments Measured At Fair Value
The following tables set forth the Plan’s financial instruments measured at fair value as of December 31, 2025 and 2024.

		Fair Value Measurements at Reporting Date Using
Description	Total as of December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Shares of registered investment companies	$73,271,403	$73,271,403	$—	$—
Employer securities	648,858	648,858	—	—

Investments at fair value	$73,920,261	$73,920,261	$—	$—

		Fair Value Measurements at Reporting Date Using
Description	Total as of December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Shares of registered investment companies	$68,208,865	$68,208,865	$—	$—
Employer securities	846,398	846,398	—	—

Investments at fair value	$69,055,263	$69,055,263	$—	$—